Long-Term Debt - Scheduled Maturities of Long-Term Debt (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Due in the twelve months ending March 31:
Total		₨ 6,648,772.0	$ 79,778.9	₨ 2,054,436.4
Long-Term Debt Excluding Perpetual Debt
Due in the twelve months ending March 31:
2025		706,824.8	8,481.2
2026		1,602,175.8	19,224.6
2027		1,359,351.1	16,311.0
2028		284,462.3	3,413.3
2029		596,057.0	7,152.1
Thereafter		1,969,519.5	23,632.3
Total	[1]	₨ 6,518,390.5	$ 78,214.5

[1]	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 130,381.5 million (net of debt issuance cost).